Summary of Significant Accounting Policies - Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2024
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	32 years
Residual value	5.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Residual value	0.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Residual value	5.00%
Computer and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Residual value	0.00%
Computer and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Residual value	5.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	shorter of remaining lease period and estimated useful life
Residual value	0.00%